Credit Risk - Summary of Probability Weights Applied for Each Scenario of Expected Credit Losses Allowance (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 212,178	£ 207,498
Weighted
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	328,792	316,322
ECL	£ 1,377	£ 863
Proportion of assets in Stage 2	5.20%	3.70%
Weighted | Retail Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 213,323	£ 204,780
Exposure - of which: mortgages	183,077	178,788
ECL	706	549
ECL - of which: mortgages	£ 280	£ 218
Proportion of assets in Stage 2	5.30%	4.50%
Proportion of assets in Stage 2 - of which: mortgages	5.70%	4.60%
Weighted | Corporate & Commercial Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 603	£ 262
Proportion of assets in Stage 2	22.40%	8.70%
Weighted | Corporate & Investment Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 33	£ 50
Proportion of assets in Stage 2	1.70%	1.50%
Weighted | Corporate Centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 79,320	£ 74,040
ECL	£ 35	£ 2
Proportion of assets in Stage 2	0.00%	0.10%
Upside 1
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 328,792	£ 316,322
ECL	£ 1,222	£ 680
Proportion of assets in Stage 2	4.60%	2.80%
Upside 1 | Retail Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 213,323	£ 204,780
Exposure - of which: mortgages	183,077	178,788
ECL	587	433
ECL - of which: mortgages	£ 207	£ 127
Proportion of assets in Stage 2	4.60%	3.30%
Proportion of assets in Stage 2 - of which: mortgages	4.80%	3.10%
Upside 1 | Corporate & Commercial Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 575	£ 212
Proportion of assets in Stage 2	20.80%	7.40%
Upside 1 | Corporate & Investment Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 26	£ 34
Proportion of assets in Stage 2	1.70%	1.50%
Upside 1 | Corporate Centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 79,320	£ 74,040
ECL	£ 34	£ 1
Proportion of assets in Stage 2	0.00%	0.10%
Upside 2
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 328,792	£ 316,322
ECL	£ 1,129	£ 640
Proportion of assets in Stage 2	4.50%	2.70%
Upside 2 | Retail Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 213,323	£ 204,780
Exposure - of which: mortgages	183,077	178,788
ECL	610	425
ECL - of which: mortgages	£ 213	£ 122
Proportion of assets in Stage 2	4.60%	3.20%
Proportion of assets in Stage 2 - of which: mortgages	4.80%	3.10%
Upside 2 | Corporate & Commercial Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 485	£ 195
Proportion of assets in Stage 2	20.10%	7.40%
Upside 2 | Corporate & Investment Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 5	£ 19
Proportion of assets in Stage 2	1.70%	1.50%
Upside 2 | Corporate Centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 79,320	£ 74,040
ECL	£ 29	£ 1
Proportion of assets in Stage 2	0.00%	0.10%
Base case
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 328,792	£ 316,322
ECL	£ 1,301	£ 726
Proportion of assets in Stage 2	4.60%	2.80%
Base case | Retail Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 213,323	£ 204,780
Exposure - of which: mortgages	183,077	178,788
ECL	661	448
ECL - of which: mortgages	£ 253	£ 137
Proportion of assets in Stage 2	4.60%	3.30%
Proportion of assets in Stage 2 - of which: mortgages	4.80%	3.10%
Base case | Corporate & Commercial Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 567	£ 229
Proportion of assets in Stage 2	20.20%	7.40%
Base case | Corporate & Investment Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 40	£ 48
Proportion of assets in Stage 2	1.70%	1.50%
Base case | Corporate Centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 79,320	£ 74,040
ECL	£ 33	£ 1
Proportion of assets in Stage 2	0.00%	0.10%
Downside 1
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 328,792	£ 316,322
ECL	£ 1,613	£ 855
Proportion of assets in Stage 2	6.50%	3.10%
Downside 1 | Retail Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 213,323	£ 204,780
Exposure - of which: mortgages	183,077	178,788
ECL	850	525
ECL - of which: mortgages	£ 390	£ 196
Proportion of assets in Stage 2	7.10%	3.70%
Proportion of assets in Stage 2 - of which: mortgages	7.60%	3.60%
Downside 1 | Corporate & Commercial Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 671	£ 275
Proportion of assets in Stage 2	24.50%	8.50%
Downside 1 | Corporate & Investment Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 53	£ 53
Proportion of assets in Stage 2	1.70%	1.50%
Downside 1 | Corporate Centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 79,320	£ 74,040
ECL	£ 39	£ 2
Proportion of assets in Stage 2	0.00%	0.10%
Downside 2
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 328,792	£ 316,322
ECL	£ 1,802	£ 1,542
Proportion of assets in Stage 2	6.70%	6.70%
Downside 2 | Retail Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 213,323	£ 204,780
Exposure - of which: mortgages	183,077	178,788
ECL	863	1,084
ECL - of which: mortgages	£ 415	£ 660
Proportion of assets in Stage 2	6.90%	8.30%
Proportion of assets in Stage 2 - of which: mortgages	7.40%	8.70%
Downside 2 | Corporate & Commercial Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 24,503	£ 24,118
ECL	£ 824	£ 398
Proportion of assets in Stage 2	28.60%	16.30%
Downside 2 | Corporate & Investment Banking
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 11,646	£ 13,384
ECL	£ 66	£ 58
Proportion of assets in Stage 2	1.70%	1.50%
Downside 2 | Corporate Centre
Disclosure of probability weightings of scenarios [line items]
Loans and advances to customers	£ 79,320	£ 74,040
ECL	£ 49	£ 2
Proportion of assets in Stage 2	0.00%	0.20%